Operating Segments (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$222,533	$169,714	$—	$—	$392,247
Interest Revenue	726	9,365	—	—	10,091
Intersegment Revenue (2)	2,439	—	—	(2,439)	—
Total Revenue	$225,698	$179,079	$—	$(2,439)	$402,338
Adjusted EBITDA	$55,769	$77,211	$(19,949)	$—	$113,031

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$210,684	$167,699	$—	$—	$378,383
Interest Revenue	24	506	—	—	530
Intersegment Revenue (2)	2,062	—	—	(2,062)	—
Total Revenue	$212,770	$168,205	$—	$(2,062)	$378,913
Adjusted EBITDA	$55,113	$69,645	$(21,805)		$102,953

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$428,895	$343,659	$—	$—	$772,554
Interest Revenue	765	16,868	—	—	17,633
Intersegment Revenue (2)	4,559	—	—	(4,559)	—
Total Revenue	$434,219	$360,527	$—	$(4,559)	$790,187
Adjusted EBITDA	$108,105	$156,420	$(43,679)	$—	$220,846

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$400,519	$345,390	$—	$—	$745,909
Interest Revenue	30	642	—	—	672
Intersegment Revenue (2)	4,566	—	—	(4,566)	—
Total Revenue	405,115	346,032	—	(4,566)	746,581
Adjusted EBITDA	$103,651	$144,144	$(40,875)	$—	$206,920

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

Schedule of Reconciliation of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income / (loss) before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Segments Adjusted EBITDA	$132,980	$124,758	$264,525	$247,795
Corporate costs	(19,949)	(21,805)	(43,679)	(40,875)
Depreciation and amortization	(66,425)	(69,585)	(129,972)	(133,008)
Share-based compensation	(10,907)	(17,736)	(18,123)	(31,706)
Restructuring and other costs	(1,340)	(41,602)	(3,330)	(54,193)
Impairment expense on goodwill and intangible assets	(193)	(676,456)	(275)	(1,882,187)
Other income, net	7,376	56,155	9,923	59,633
Loss on disposal of subsidiary and other assets, net	—	(660)	—	(660)
Interest expense, net	(36,762)	(28,426)	(74,218)	(54,382)
Income / (loss) before taxes	$4,780	$(675,357)	$4,851	$(1,889,583)

Schedule of long-lived assets, net by geographic area

The information below summarizes long-lived assets, net by geographic area:

	June 30, 2023	December 31, 2022
United States of America	13,776	10,774
United Kingdom	12,368	11,768
Canada	5,364	5,800
Bulgaria	5,381	8,109
Austria	2,079	7,354
All other countries (1)	3,042	3,651
Total long-lived assets, net	$42,010	$47,456

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.